Impairment of Assets (Details) - Schedule of Groups of Cash-Generating Units - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Groups of Cash-Generating Units [Line Items]
Goodwill (Note 17)	$ 3,080,622	$ 3,484,303
Trademarks with indefinite useful life (Note 16)	250,879	299,688
Rights with indefinite useful life (Note 16)	23,385	24,703
Éxito [Member]
Schedule of Groups of Cash-Generating Units [Line Items]
Goodwill (Note 17)	90,674	90,674
Trademarks with indefinite useful life (Note 16)
Rights with indefinite useful life (Note 16)	17,720	17,720
Carulla [Member]
Schedule of Groups of Cash-Generating Units [Line Items]
Goodwill (Note 17)	856,495	856,495
Trademarks with indefinite useful life (Note 16)
Rights with indefinite useful life (Note 16)	2,771	2,771
Surtimax [Member]
Schedule of Groups of Cash-Generating Units [Line Items]
Goodwill (Note 17)	37,402	37,402
Trademarks with indefinite useful life (Note 16)	17,427	17,427
Rights with indefinite useful life (Note 16)
Súper Ínter [Member]
Schedule of Groups of Cash-Generating Units [Line Items]
Goodwill (Note 17)	464,332	464,332
Trademarks with indefinite useful life (Note 16)	63,704	63,704
Rights with indefinite useful life (Note 16)
Surtimayorista [Member]
Schedule of Groups of Cash-Generating Units [Line Items]
Goodwill (Note 17)	4,174	4,174
Trademarks with indefinite useful life (Note 16)
Rights with indefinite useful life (Note 16)
Taeq [Member]
Schedule of Groups of Cash-Generating Units [Line Items]
Goodwill (Note 17)
Trademarks with indefinite useful life (Note 16)	5,296
Rights with indefinite useful life (Note 16)
Uruguay [Member]
Schedule of Groups of Cash-Generating Units [Line Items]
Goodwill (Note 17)	1,441,256	1,690,339
Trademarks with indefinite useful life (Note 16)	115,020	128,103
Rights with indefinite useful life (Note 16)
Argentina [Member]
Schedule of Groups of Cash-Generating Units [Line Items]
Goodwill (Note 17)	186,289	340,887
Trademarks with indefinite useful life (Note 16)	49,432	90,454
Rights with indefinite useful life (Note 16)	$ 2,894	$ 4,212